Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from/(used in) operations	¥ 51,715	¥ 5,582	¥ 100,695
Income tax paid	(624)	(6,425)	(13,934)
Net cash (used in)/generated from operating activities	51,091	(843)	86,761
Net cash used in investing activities	(11,525)	(127,368)	(114,172)
Net cash (used in)/generated from financing activities	(45,235)	17,697	79,561
Net increase/ (decrease) in cash and cash equivalents	(5,669)	(110,514)	52,150
Cash and cash equivalents at beginning of the year - Balance sheet	44,384	154,490
Cash and cash equivalents at end of the year - Balance sheet	39,289	44,384	154,490
Huizhou Pengai
Cash flows from operating activities
Cash generated from/(used in) operations	1,217	3,192	5,488
Income tax paid	(211)	(1,070)	(715)
Net cash (used in)/generated from operating activities	1,006	2,122	4,773
Net cash used in investing activities	(589)	(78)	(708)
Net cash (used in)/generated from financing activities	(18)	(2,175)	(4,285)
Net increase/ (decrease) in cash and cash equivalents	399	(131)	(220)
Cash and cash equivalents at beginning of the year - Balance sheet	296	427	647
Cash and cash equivalents at end of the year - Balance sheet	695	296	427
Shanghai Pengai
Cash flows from operating activities
Cash generated from/(used in) operations	2,587	(2,240)	11,170
Income tax paid	(27)	(444)	(436)
Net cash (used in)/generated from operating activities	2,560	(2,684)	10,734
Net cash used in investing activities	(2,437)	(5,407)	(833)
Net cash (used in)/generated from financing activities		(2,082)
Net increase/ (decrease) in cash and cash equivalents	123	(10,173)	9,901
Cash and cash equivalents at beginning of the year - Balance sheet	461	10,634	733
Cash and cash equivalents at end of the year - Balance sheet	584	461	10,634
Chengdu Yueji
Cash flows from operating activities
Cash generated from/(used in) operations	490	(3,782)	(1,279)
Income tax paid	(365)		(347)
Net cash (used in)/generated from operating activities	125	(3,782)	(1,626)
Net cash used in investing activities	2	4,358	(245)
Net cash (used in)/generated from financing activities		(1,044)
Net increase/ (decrease) in cash and cash equivalents	127	(468)	(1,871)
Cash and cash equivalents at beginning of the year - Balance sheet	28	496	2,367
Cash and cash equivalents at end of the year - Balance sheet	155	28	496
Pengai Xiuqi
Cash flows from operating activities
Cash generated from/(used in) operations	(1,419)	7,208	4,417
Net cash (used in)/generated from operating activities	(1,419)	7,208	4,417
Net cash used in investing activities	(767)	(4,305)	(4,756)
Net cash (used in)/generated from financing activities	2,880	(3,081)
Net increase/ (decrease) in cash and cash equivalents	694	(178)	(339)
Cash and cash equivalents at beginning of the year - Balance sheet	9	187	526
Cash and cash equivalents at end of the year - Balance sheet	703	9	187
Haikou Pengai
Cash flows from operating activities
Cash generated from/(used in) operations	2,162	2,462	14,810
Income tax paid	(8)	(14)	(492)
Net cash (used in)/generated from operating activities	2,154	2,448	14,318
Net cash used in investing activities	(1,300)	(1,673)	(14,437)
Net cash (used in)/generated from financing activities	(100)	(629)	(423)
Net increase/ (decrease) in cash and cash equivalents	754	146	(542)
Cash and cash equivalents at beginning of the year - Balance sheet	222	76	618
Cash and cash equivalents at end of the year - Balance sheet	976	222	76
Shenzhen Yueji
Cash flows from operating activities
Cash generated from/(used in) operations	140	1,340	3,815
Income tax paid		(45)	(1)
Net cash (used in)/generated from operating activities	140	1,295	3,814
Net cash used in investing activities		5,322	(3,776)
Net cash (used in)/generated from financing activities		(7,423)	600
Net increase/ (decrease) in cash and cash equivalents	140	(806)	638
Cash and cash equivalents at beginning of the year - Balance sheet	19	825	187
Cash and cash equivalents at end of the year - Balance sheet	159	19	825
Shenzhen Yuexin
Cash flows from operating activities
Cash generated from/(used in) operations	191	4,187	3,545
Net cash (used in)/generated from operating activities	191	4,187	3,545
Net cash used in investing activities	(64)	(1,096)	(4,266)
Net cash (used in)/generated from financing activities		(3,194)
Net increase/ (decrease) in cash and cash equivalents	127	(103)	(721)
Cash and cash equivalents at beginning of the year - Balance sheet	44	147	867
Cash and cash equivalents at end of the year - Balance sheet	171	44	147
Nanchang Pengai
Cash flows from operating activities
Cash generated from/(used in) operations	(1)	(351)	(221)
Income tax paid			134
Net cash (used in)/generated from operating activities	(1)	(351)	(87)
Net cash used in investing activities		330	(1)
Net increase/ (decrease) in cash and cash equivalents	(1)	(21)	(88)
Cash and cash equivalents at beginning of the year - Balance sheet	1	22	110
Cash and cash equivalents at end of the year - Balance sheet		1	22
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Cash flows from operating activities
Cash generated from/(used in) operations	47	2,544	4,278
Income tax paid			(35)
Net cash (used in)/generated from operating activities	47	2,544	4,243
Net cash used in investing activities		(1,848)	(3,161)
Net cash (used in)/generated from financing activities		(1,646)
Net increase/ (decrease) in cash and cash equivalents	47	(950)	1,082
Cash and cash equivalents at beginning of the year - Balance sheet	514	1,464	382
Cash and cash equivalents at end of the year - Balance sheet	561	514	1,464
Ninghai Pengai
Cash flows from operating activities
Cash generated from/(used in) operations	(53)	(327)	1,352
Income tax paid	(23)	(74)
Net cash (used in)/generated from operating activities	(76)	(401)	1,352
Net cash used in investing activities		(46)	(3,479)
Net cash (used in)/generated from financing activities		(343)	3,000
Net increase/ (decrease) in cash and cash equivalents	(76)	(790)	873
Cash and cash equivalents at beginning of the year - Balance sheet	83	873
Cash and cash equivalents at end of the year - Balance sheet	¥ 7	¥ 83	¥ 873